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Edward Baer T +1 415 315 6328 F +1 415 315 4885
October 21, 2016	edward.baer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attention: James E. O’Connor

Re:	Stone Ridge Trust IV (the “Trust”) (File Nos. 333-207251 and 811-23105)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Trust’s Registration Statement (File No. 333-207251) on Form N-2 pursuant to the Securities Act of 1933, as amended, and Amendment No. 2 to the Trust’s Registration Statement (File No. 811-23105) pursuant to the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Trust IV, a Delaware statutory trust.

This pre-effective amendment is being filed for the purposes of completing any open information, filing the remaining exhibits and to make certain other nonmaterial changes. This filing has been marked to indicate changes made from the filing of Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on September 6, 2016.

Accompanying Pre-Effective Amendment No. 2, both the Trust and the distributor of the Trust formally request that the effectiveness of this Registration Statement on Form N-2 be accelerated to Friday, October 21, 2016, or as soon thereafter as practicable.

No fees are required in connection with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6328.

Very truly yours,

/s/ Edward Baer
Edward Baer

Securities and Exchange Commission	- 2 -	October 21, 2016

cc:	Lauren Macioce

James Rothwell